Matthews Asia Innovators Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Matthews Asia Innovators Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	29.97%	17.60%	(1.83%)